Stockholders' Deficit	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Deficit

10.    STOCKHOLDERS’ DEFICIT AND MEZZANINE EQUITY

As of September 30, 2021, the Company was authorized to issue (i) 70,000,000 shares of common stock at $0.00001 par value per share, and (ii) 43,701,622 shares of Preferred Stock at $0.00001 par value per share. As of December 31, 2020, the Company was authorized to issue (i) 70,000,000 shares of its Common Stock at $0.00001 par value per share and (ii) 43,574,629 shares of preferred stock at $0.00001 par value per share.

Common Stock— As of September 30, 2021 and December 31, 2020, there was 10,059,361 and 9,888,776 common shares outstanding, respectively. Each share of common stock has the right to one vote per share.

At September 30, 2021, preferred stock consisted of the following:

		Shares Issued	Issuance
	Shares	and	Price Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	$6,490,026	$6,489,982
Series A-2	1,993,093	1,993,093	0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	10.88	5,027,138	6,412,106
Series D-1	9,364,524	9,364,524	10.93	97,926,083	102,340,201
Series D-2	2,205,650	2,205,650	9.84	21,694,134	21,694,112
Series E-1	4,360,036	4,233,043	7.09	33,707,750	30,000,000
Series E-2	1,783,768	1,783,768	4.61	8,217,388	8,217,284
	43,701,622	42,383,516		$323,161,613
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares.

At December 31, 2020, preferred stock consisted of the following:

		Shares Issued	Issuance
	Shares	and	Price Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	$6,490,026	$6,489,982
Series A-2	1,993,093	1,993,093	0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	10.88	7,066,283	6,412,106
Series D-1	9,364,524	9,364,524	10.93	97,926,084	102,340,201
Series D-2	2,205,650	2,205,650	9.84	21,694,134	21,694,112
Series E-1	4,233,043	4,233,043	7.09	33,707,750	30,000,000
Series E-2	1,783,768	1,783,768	4.61	8,217,388	8,217,284
	43,574,629	42,383,516		$325,200,758
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares.

Series C-3 Preferred Stock — The Company records all shares of preferred stock at their respective fair values less issuance costs on the dates of issuance. The preferred stock is recorded outside of stockholders’ equity (deficit) because, in the event of certain deemed liquidation events, which are events that are not considered solely within the Company’s control, such as a merger, acquisition or sale of all or substantially all of the Company’s assets, the preferred stock will become redeemable. Further, in the case of the C-3 preferred stock exclusively, in the event that all holders of other preferred stock convert into common stock, the holders of the C-3 preferred stock will either be convertible into common stock or cash at the holder’s election, which unlike all other classes of preferred stock, would be deemed probable of becoming redeemable. The redemption value of the C-3 preferred stock is equal to the fair value of the common stock, which the C-3 preferred stock would convert into on the date of redemption.

When the preferred stock is considered either currently redeemable or probable of becoming redeemable, the Company has selected a policy of making the determination that the redemption value is equal to the fair value of the preferred stock. As the Series C-3 Preferred Stock was considered probable of becoming redeemable, the Company has remeasured the value of these shares as of each reporting period date. When preferred stock is not considered either currently redeemable or probable of becoming redeemable, the Company does not remeasure these shares until which point the contingency is probable of occurring.

9.    STOCKHOLDERS’ DEFICIT AND MEZZANINE EQUITY

As of December 31, 2020 and 2019, the Company was authorized to issue i) 70,000,000 shares of its common stock (the “Common Stock”), $0.00001 par value, and 65,000,000 shares of Common Stock, $0.00001 par value, respectively, and ii) 43,574,629 and 38,024,488 shares of Preferred Stock, respectively at $0.00001 par value per share.

Common Stock — As of December 31, 2020 and 2019, there was 9,888,776 and 9,833,563 common shares outstanding, respectively. Each share of common stock has the right to one vote per share.

At December 31, 2020, Preferred Stock consisted of the following:

	Shares	Shares Issued	Issuance Price	Carrying	Liquidation
	Authorized	and Outstanding	Per Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	6,490,026	6,489,982
Series A-2	1,993,093	1,993,093	$0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	$0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	$4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	$3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	$10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	$8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	$10.88	7,066,283	6,412,106
Series D-1	9,364,524	9,364,524	$10.93	97,926,084	102,340,201
Series D-2	2,205,650	2,205,650	$9.84	21,694,134	21,694,112
Series E-1	4,233,043	4,233,043	$7.09	33,707,750	30,000,000
Series E-2	1,783,768	1,783,768	$4.61	8,217,388	8,217,284
	43,574,629	42,383,516		325,200,758
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares

At December 31, 2019, Preferred Stock consisted of the following:

	Shares	Shares Issued	Issuance Price	Carrying	Liquidation
	Authorized	and Outstanding	Per Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	6,490,026	6,489,982
Series A-2	1,993,093	1,993,093	$0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	$0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	$4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	$3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	$10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	$8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	$10.88	5,975,989	6,413,220
Series D-1	9,831,194	9,364,524	$10.93	97,926,084	102,340,201
Series D-2	2,205,650	2,205,650	$9.84	21,694,134	21,694,112
	38,024,488	36,366,705		282,185,326
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares

Series C-3 Preferred Stock — The Company records all shares of preferred stock at their respective fair values less issuance costs on the dates of issuance. The preferred stock is recorded outside of stockholders’ equity (deficit) because, in the event of certain deemed liquidation events, which are events that are not considered solely within the Company’s control, such as a merger, acquisition or sale of all or substantially all of the Company’s assets, the preferred stock will become redeemable. Further, in the case of the C-3 preferred stock exclusively, in the event that all holders of other preferred stock convert into common stock, the holders of the C-3 preferred stock will either be convertible into common stock or cash at the holder’s election, which unlike all other classes of preferred stock, would be deemed probable of becoming redeemable. The redemption value of the C-3 preferred stock is equal to the fair value of the common stock, which the C-3 preferred stock would convert into on the date of redemption.

When the preferred stock is considered either currently redeemable or probable of becoming redeemable, the Company has selected a policy of making the determination that the redemption value is equal to the fair value of the preferred stock. As the Series C-3 preferred stock was considered probable of becoming redeemable, the Company has remeasured the value of these shares as of each reporting period date. When preferred stock is not considered either currently redeemable or probable of becoming redeemable, the Company does not remeasure these shares until which point the contingency is probable of occurring.

The significant terms of each series of the Preferred Stock are as follows:

i.Dividends — The Company may not declare, pay or set aside dividends on its Common Stock (other than dividends on shares of Common Stock payable in shares of Common Stock) unless (in addition to obtaining any consents required) the holders of Preferred Stock first receive, or simultaneously receive, a dividend at a rate of 6% of the original issue price per share, as adjusted for stock dividends, stock splits, combinations, or other recapitalization. The Board of Directors of the Company is under no obligation to declare dividends, and no rights accrue to the holders of the Preferred Stock if dividends are not declared or paid in any calendar year, and any dividends paid are non-cumulative. If the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of Preferred Stock must be calculated based on the dividend on the class or series of capital stock that would result in the largest dividend amount on the Preferred Stock. No dividends have been declared or paid as of December 31, 2020.
ii.Liquidation Preference — Upon Liquidation (defined below), the holders of Preferred Stock are entitled to be paid out of the assets of the Company that are available for distribution to its stockholders, before any payment is made to the holders of Common Stock, an amount per share equal to the greater of (1) the original issue price, plus any declared and unpaid dividends, or (2) such amount per share as would have been payable had all shares of Preferred Stock been converted into Common Stock immediately prior to Liquidation. If upon such Liquidation, the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of shares of Preferred Stock the full amount to which they are entitled, the holders of shares of Preferred Stock will share ratably in the distribution of assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares of Preferred Stock were paid in full. After the payment of all preferential amounts required to be paid to the holders of shares of Preferred Stock, the remaining assets of the Company available for distribution to its stockholders will be distributed pro rata among the holders of shares of Common Stock.

“Liquidation” is defined as “any voluntary or involuntary liquidation, dissolution, or winding up of the Company, or a Deemed Liquidation Event.” A “Deemed Liquidation Event” is defined to include (1) a merger or consolidation involving the Company (other than one for which the holders of voting securities of the Company continue to maintain a majority of voting power after the transaction), and (2) a sale, lease, transfer, exclusive license or other disposition, of all or substantially all of the assets of the Company. A merger or consolidation of the Company would include a change in control for less than 100% of the equity of the Company.

iii.Conversion — Each share of Preferred Stock (other than shares of Series C-3 Preferred Stock) is convertible at any time at the option of the holder to Common Stock at a rate determined by dividing the original issuance price for such series of Preferred Stock by the conversion price for such series of Preferred Stock. The “conversion price” is defined as the original issuance price of the Preferred Stock and is adjusted for stock splits and other subdivisions of Common Stock, reorganizations, and other dilutive issuances, excluding the issuance of Common Stock pursuant to the Company’s 2013 stock incentive plan, warrants outstanding at the time of issuance of the Preferred Stock, and various other exclusions. Each share of Preferred Stock is automatically converted into shares of Common Stock at the then effective conversion price upon the affirmative vote of an investor majority or upon an initial public offering (“IPO”) resulting in at least $50.0 million of gross proceeds.
iv.Redemption — Although the Series C-3 Preferred Stock does not have the conversion feature noted above, if all other holders of Preferred Stock elect to convert their shares pursuant to this conversion feature, the Series C-3 Preferred Stockholder will have the option to redeem these shares for cash or Common Stock based on the fair value of the Series C-3 Preferred Stock, which will be made at the shareholder’s election.
v.Voting Rights — The holders of Preferred Stock and Common Stock vote together as a single class with the holders of Preferred Stock voting on an as-converted basis. The Preferred Stock also contains certain protective provisions whereby holders of the Preferred Stock vote on a class basis.
vi.Board — The Board of Directors shall have eight members. The holders of the Series B have the right to select one director, the holders of Series C, with the exception of the holders of Series C-3, have the right to select one director, holders of the Series D-1 have the right to select two directors, and the holders of record of the shares of Common Stock shall be entitled to elect four directors.
vii.Protective Provisions — At any time when shares of Preferred Stock are outstanding, the Company shall not, either directly or indirectly by amendment, merger, consolidation or otherwise, do any of the following without the written consent or affirmative vote of the holders of at least a majority of the then outstanding shares of Preferred Stock, consenting or voting together as a single class on an as-converted basis:
i.Create any additional class or series of capital stock or security convertible into or exercisable into any additional class or series of capital stock, unless the same ranks junior to the Series A, Series B, Series C, Series D, and Series E Preferred Stock
ii.Amend the Certificate of Incorporation or By-laws in a manner that is adverse to the Preferred Stock
iii.Repurchase the Company’s capital stock (except for the repurchase of shares of stock held by employees, consultants, directors, or advisors upon termination of the employment or services)
iv.Increase or decrease the authorized directors
v.Liquidate, dissolve or wind-up the business and affairs of the Corporation
vi.Acquire all or a controlling interest in another entity
vii.Pay or declare dividends on any shares of capital stock (other than a dividend on the then outstanding shares of Common Stock payable solely in shares of Common Stock)

Seven Oaks Acquisition Corp
Stockholders' Deficit

Note 9 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 25,875,000 shares of Class A common stock issued or outstanding shares all of which are subject to possible redemption and are classified as temporary equity (see Note 8).

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. On October 13, 2020, the Company issued 5,750,000 shares of Class B common stock to the Sponsor and Jones & Associates for an aggregate price of $25,000. On December 17, 2020, the Company effected a 1.125-for-1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. Of the 6,468,750 shares of Class B common stock outstanding, up to 843,750 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. The underwriter exercised its over-allotment option in full on December 22, 2020; thus, these 843,750 Founder Shares were no longer subject to forfeiture.

Holders of record of the Class A common stock and holders of record of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of common stock entitling the holder to one vote except as required by law.

The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-

converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity- linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

Note 8 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2021, and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, and December 31, 2020, there were 25,875,000 shares of Class A common stock issued and outstanding, all of which are subject to possible redemption and are classified as temporary equity in the accompanying unaudited condensed consolidated balance sheets. (see Note 7).

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. On October 13, 2020, the Company issued 5,750,000 shares of Class B common stock to the Sponsor and Jones & Associates for an aggregate price of $25,000. On December 17, 2020, the Company effected a 1.125-for-1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.

Holders of record of the Class A common stock and holders of record of the Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of common stock entitling the holder to one vote except as required by law.

The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity- linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.